UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

INSTITUTIONAL TRUST

WESTERN ASSET

INSTITUTIONAL AMT FREE MUNICIPAL

MONEY MARKET FUND

FORM N-Q

MAY 31, 2013

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.4%
Alabama - 2.6%
Huntsville, AL, Health Care Authority, TECP	0.150%	6/4/13	$5,900,000	$5,900,000
Huntsville, AL, Health Care Authority, TECP	0.170%	6/18/13	11,000,000	11,000,000

Total Alabama				16,900,000

Alaska - 2.5%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.110%	4/1/29	16,635,000	16,635,000	(a)(b)
Anchorage, AK, GO	4.000%	8/1/13	150,000	150,884

Total Alaska				16,785,884

Arizona - 0.6%
Peoria, AZ, Water & Wastewater Revenue	2.000%	7/1/13	645,000	645,855
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.150%	7/1/33	3,045,000	3,045,000	(a)(b)

Total Arizona				3,690,855

California - 7.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.090%	8/1/38	100,000	100,000	(a)(b)
Pathways Home Health Hospice, LOC-U.S. Bank	0.130%	10/1/34	1,265,000	1,265,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.150%	1/1/37	4,850,000	4,850,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.140%	5/15/35	2,160,000	2,160,000	(a)(b)
Antelope Valley, CA, Community College District, GO, TRAN	2.000%	10/15/13	3,000,000	3,017,315
California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.070%	9/1/38	1,000,000	1,000,000	(a)(b)
California MFA Revenue:
Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.090%	8/1/20	1,900,000	1,900,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.150%	6/1/37	2,500,000	2,500,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.110%	10/1/13	750,000	750,000	(a)(b)
Kaiser Permanente	0.110%	4/1/38	7,100,000	7,100,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	11,750,000	11,750,000	(a)(b)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.100%	7/1/30	1,780,000	1,780,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.070%	9/1/51	200,000	200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.100%	7/1/35	700,000	700,000	(a)(b)
Royal Bank of Canada	0.080%	7/1/35	10,000,000	10,000,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	2,500,000	2,504,621
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.120%	4/1/39	510,000	510,000	(a)(b)

Total California				52,086,936

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.2%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.130%	12/1/15	$1,505,000	$1,505,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.130%	7/1/27	143,000	143,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.150%	10/1/30	2,760,000	2,760,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue:
National Jewish Federation, LOC-JPMorgan Chase	0.080%	12/1/37	2,800,000	2,800,000	(a)(b)
Oaks Christian School Project, LOC-U.S. Bank N.A.	0.150%	5/1/33	450,000	450,000	(a)(b)
Colorado State Water Resources & Power Development Authority Wastewater Revenue, Revolving Fund	5.000%	9/1/13	200,000	202,323

Total Colorado				7,860,323

Connecticut - 3.3%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.100%	12/1/39	11,700,000	11,700,000	(a)(b)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.120%	7/1/30	3,300,000	3,300,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of New York Mellon	0.110%	7/1/38	2,625,000	2,625,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	1,248,000	1,248,787
Hartford, CT, GO, BAN	2.000%	4/10/14	2,600,000	2,637,987
Salem, CT, GO, BAN	1.000%	7/9/13	350,000	350,137

Total Connecticut				21,861,911

Delaware - 0.5%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.100%	5/15/37	3,575,000	3,575,000	(a)(b)

District of Columbia - 2.4%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.140%	12/1/37	5,650,000	5,650,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.140%	10/1/37	4,505,000	4,505,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.150%	2/1/48	5,785,000	5,785,000	(a)(b)

Total District of Columbia				15,940,000

Florida - 2.3%
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	1,465,000	1,465,000
Capital Outlay	3.000%	6/1/13	150,000	150,000
Capital Outlay	5.000%	6/1/13	400,000	400,000
Capital Outlay	5.000%	6/1/13	200,000	200,000
Capital Outlay, AMBAC	3.750%	6/1/13	100,000	100,000
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	685,000	687,635
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.110%	11/15/26	2,000,000	2,000,000	(a)(b)
Adventist Health System	0.100%	11/15/32	300,000	300,000	(a)(b)
Manatee County, FL, Revenue, Refunding & Improvement	2.000%	10/1/13	100,000	100,555

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.130%	11/15/32	$2,600,000	$2,600,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.160%	6/1/25	1,665,000	1,665,000	(a)(b)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.100%	7/1/40	2,600,000	2,600,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	575,000	583,864
Tampa Bay, FL, Water Utility System Revenue, FGIC, NATL	5.250%	10/1/13	100,000	101,593
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.240%	7/1/37	2,000,000	2,000,000	(a)(b)

Total Florida				14,953,647

Georgia - 1.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.130%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.130%	7/1/22	750,000	750,000	(a)(b)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.120%	7/1/25	1,350,000	1,350,000	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Emory University	0.100%	9/1/35	900,000	900,000	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/13	150,000	152,310
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.150%	11/1/23	1,900,000	1,900,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.150%	11/1/39	2,550,000	2,550,000	(a)(b)

Total Georgia				11,602,310

Hawaii - 0.0%
Honolulu City & County, HI, GO	5.000%	9/1/13	200,000	202,326	(c)

Illinois - 8.9%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.190%	1/1/27	2,000,000	2,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.170%	1/1/19	17,135,000	17,135,000	(a)(b)
Du Page Cook & Will Counties, IL, Community College District No. 502, GO	3.000%	6/1/13	100,000	100,000
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.230%	2/1/34	6,355,000	6,355,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.130%	8/1/35	2,200,000	2,200,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.110%	10/1/30	6,725,000	6,725,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.130%	8/15/35	1,515,000	1,515,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.140%	10/1/37	10,000,000	10,000,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.140%	5/1/36	4,605,000	4,605,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.140%	10/1/39	$1,585,000	$1,585,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.140%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.130%	4/1/31	1,000,000	1,000,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	725,000	725,408

Total Illinois				58,395,408

Indiana - 2.6%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.120%	6/1/40	5,900,000	5,900,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.240%	2/1/23	2,880,000	2,880,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.110%	4/15/39	4,615,000	4,615,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.120%	5/1/34	2,630,000	2,630,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.090%	3/1/40	1,100,000	1,100,000	(a)(b)

Total Indiana				17,125,000

Iowa - 0.1%
Cedar Rapids, IA, GO	2.000%	6/1/13	150,000	150,000
Cedar Rapids, IA, GO	4.250%	6/1/13	595,000	595,000
Des Moines, IA, Water Revenue	2.000%	12/1/13	230,000	232,002

Total Iowa				977,002

Kansas - 2.0%
Topeka, KS, GO, Notes	1.000%	10/1/13	13,040,000	13,062,054

Kentucky - 1.8%
Berea, KY, Educational Facilities Revenue	0.080%	6/1/29	400,000	400,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.140%	4/1/36	6,695,000	6,695,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	2,500,000	2,500,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.130%	7/1/38	2,020,000	2,020,000	(a)(b)

Total Kentucky				11,615,000

Louisiana - 5.9%
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.120%	9/2/33	7,195,000	7,195,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.120%	9/2/39	12,255,000	12,255,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.160%	12/1/40	19,200,000	19,200,000	(a)(b)

Total Louisiana				38,650,000

Maine - 0.9%
Bangor, ME, GO	2.000%	9/1/13	620,000	622,633
Lewiston, ME, GO, Public Improvement	4.000%	2/15/14	1,781,400	1,826,393

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maine - continued
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	$3,600,000	$3,613,141	(d)

Total Maine				6,062,167

Maryland - 0.7%
Baltimore County, MD, GO, Consol Public Improvement	1.500%	2/24/14	250,000	252,216
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.110%	9/1/43	700,000	700,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.110%	7/1/36	1,600,000	1,600,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.140%	11/1/29	2,100,000	2,100,000	(a)(b)

Total Maryland				4,652,216

Massachusetts - 3.6%
Arlington, MA, GO, BAN	1.000%	11/15/13	826,329	829,086
Harvard, MA, GO, BAN	1.000%	6/25/14	740,000	744,396	(e)
Haverhill, MA, GO, State Aid Anticipation Notes	1.500%	6/14/13	520,258	520,396
Lawrence, MA, GO:
BAN	1.250%	9/1/13	4,000,000	4,005,479
BAN	1.000%	12/1/13	2,600,000	2,604,343
Massachusetts State DFA Revenue:
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.070%	7/1/46	6,400,000	6,400,000	(a)(b)
Phillips Academy	5.000%	9/1/13	100,000	101,141
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.130%	10/1/33	2,105,000	2,105,000	(a)(b)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.110%	7/1/27	4,000,000	4,000,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.110%	12/1/24	1,900,000	1,900,000	(a)(b)
Massachusetts State School Building Authority Sales Tax Revenue	4.000%	10/15/13	125,000	126,694
Massachusetts State, GO, Consolidated Loan	4.000%	1/1/14	100,000	102,138
Maynard, MA, GO, Municipal Purpose Loan	2.000%	2/1/14	305,000	308,236

Total Massachusetts				23,746,909

Michigan - 0.5%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.120%	1/1/26	2,500,000	2,500,000	(a)(b)
University of Michigan Revenue	0.030%	12/1/24	700,000	700,000	(a)(b)

Total Michigan				3,200,000

Minnesota - 0.0%
University of Minnesota, MN	5.000%	12/1/13	180,000	184,091
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	100,000	101,113

Total Minnesota				285,204

Missouri - 0.2%
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.200%	2/1/33	1,000,000	1,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana - 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.140%	12/1/35	$1,965,000	$1,965,000	(a)(b)

Nebraska - 0.0%
Omaha, NE, Public Power District Revenue	4.000%	2/1/14	140,000	143,418

New Hampshire - 0.3%
New Hampshire State HEFA Revenue, University System	0.070%	7/1/33	2,100,000	2,100,000	(a)(b)

New Jersey - 4.9%
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	1,303,000	1,304,211
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	125,000	125,461
Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional Facility Project	2.000%	10/1/13	500,000	502,370
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	560,000	561,818
Garden State Preservation Trust, NJ, Open Space & Farmland Preservation Revenue, AGM	5.500%	11/1/13	200,000	204,295
Garfield, NJ, GO, BAN	1.000%	12/6/13	3,695,000	3,701,533
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,345,000	1,345,033
Hudson County, NJ, GO, BAN	1.000%	12/6/13	9,000,000	9,019,591
Hudson County, NJ, Improvement Authority Revenue:
BAN	1.500%	8/7/13	5,200,000	5,207,353
County GTD Pooled Notes	1.000%	5/23/14	1,300,000	1,307,527
County Guaranteed Notes	1.125%	12/20/13	1,444,000	1,448,914
New Jersey State Educational Facilities Authority Revenue, Princeton University	5.000%	7/1/13	250,000	250,900
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	175,000	175,371
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.100%	7/1/32	300,000	300,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	350,000	350,000
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	4,025,000	4,031,755
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	1,465,292	1,469,693
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,130,000	1,138,122

Total New Jersey				32,443,947

New York - 9.1%
Babylon, NY, GO, BAN	2.000%	9/1/13	4,500,000	4,518,790
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	1,490,000	1,493,190
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	2,000,000	2,001,011
Cortland, NY, Enlarged City School District, GO, BAN	1.000%	6/28/13	5,675,000	5,677,325
Dobbs Ferry, NY, GO, BAN	1.000%	6/3/13	1,134,240	1,134,240
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	3,035,000	3,038,569
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	6,200,000	6,202,263
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,100,000	1,100,358
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.100%	11/1/22	2,200,000	2,200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.110%	11/15/21	$6,100,000	$6,100,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.100%	6/1/48	5,000,000	5,000,000	(a)(b)
New York State Dormitory Authority Revenue, Wagner College, LOC-TD Bank N.A.	0.110%	7/1/28	300,000	300,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	200,000	200,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	350,000	350,086
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	2,660,000	2,665,909
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	9,500,000	9,501,852
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	1,800,000	1,800,793
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	655,000	656,050
Tonawanda, NY, GO, BAN	1.000%	6/12/14	1,900,000	1,908,664	(e)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.120%	11/1/35	500,000	500,000	(a)(b)
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	1,800,000	1,800,594
Washington County, NY, GO, BAN	1.000%	6/13/14	1,315,000	1,322,851	(e)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.100%	11/1/24	200,000	200,000	(a)(b)

Total New York				59,672,545

North Carolina - 10.7%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/27	13,300,000	13,300,000	(a)(b)
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.110%	6/1/33	1,900,000	1,900,000	(a)(b)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.120%	3/1/25	865,000	865,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue:
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.150%	11/1/38	5,000,000	5,000,000	(a)(b)
University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.150%	12/1/36	3,450,000	3,450,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.150%	12/1/31	11,845,000	11,845,000	(a)(b)
High Point University Project, LOC-Branch Banking & Trust	0.150%	5/1/30	85,000	85,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.150%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/29	1,670,000	1,670,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.150%	6/1/36	4,985,000	4,985,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	100,000	103,901
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/29	12,400,000	12,400,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.130%	3/1/35	$7,015,000	$7,015,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.130%	3/1/35	4,775,000	4,775,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.130%	2/1/34	500,000	500,000	(a)(b)

Total North Carolina				70,688,901

Ohio - 0.8%
Columbus, OH, GO	5.000%	7/1/13	720,000	722,632
Northeast, OH, Regional Sewer District Revenue	5.000%	11/15/13	100,000	102,078
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.200%	11/1/25	3,000,000	3,000,000	(a)(b)
Ohio State, GO:
Common Schools	0.100%	6/15/26	1,350,000	1,350,000	(a)(b)
Higher Education	5.000%	8/1/13	100,000	100,757
Infrastructure Improvement	5.000%	3/1/14	125,000	129,367

Total Ohio				5,404,834

Oregon - 0.7%
Deschutes County, OR, Administrative School District No.1, GO:
AGM, School Board Guaranty	5.000%	6/15/13	780,000	781,215
School Board Guaranty	2.000%	6/15/13	360,000	360,211
Deschutes County, OR, GO	2.000%	12/1/13	100,000	100,785
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.120%	10/1/34	2,680,000	2,680,000	(a)(b)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	650,000	651,148

Total Oregon				4,573,359

Pennsylvania - 6.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.150%	6/1/32	4,900,000	4,900,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.090%	12/1/37	3,700,000	3,700,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.140%	1/1/28	1,900,000	1,900,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.130%	9/1/29	6,755,000	6,755,000	(a)(b)
Lehigh County, PA, General Purpose Authority Revenue, St. Lukes Hospital Bethlehem	5.250%	8/15/13	380,000	383,680	(d)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.130%	11/1/26	5,800,000	5,800,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	1,310,000	1,316,433
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.120%	11/1/37	4,600,000	4,600,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.190%	8/1/26	1,700,000	1,700,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.120%	1/1/34	1,800,000	1,800,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.150%	11/1/18	1,200,000	1,200,000	(a)(b)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.100%	6/1/26	1,250,000	1,250,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.120%	11/1/29	2,640,000	2,640,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East Obligated Group, LOC-Bank of New York Mellon	0.110%	11/15/28	$2,600,000	$2,600,000	(a)(b)(f)

Total Pennsylvania				40,545,113

South Carolina - 1.6%
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	3,010,000	3,011,546
BAN	0.750%	12/2/13	725,000	725,389
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.100%	1/1/34	2,000,000	2,000,000	(a)(b)
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	745,000	749,310
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.150%	6/1/35	4,350,000	4,350,000	(a)(b)

Total South Carolina				10,836,245

Tennessee - 2.2%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/30	7,070,000	7,070,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/37	1,700,000	1,700,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/39	3,000,000	3,000,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	500,000	500,000
Sumner County, TN, GO, School & Public Improvement	3.000%	12/1/13	590,000	597,741	(e)
Tennessee State, GO	5.000%	8/1/13	200,000	201,499

Total Tennessee				14,544,240

Texas - 4.6%
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	200,000	203,966
Fort Worth, TX, Water & Sewer Revenue	5.000%	2/15/14	500,000	516,377
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital Hermann Health D-3, LOC-Northern Trust Co.	0.110%	6/1/29	2,400,000	2,400,000	(a)(b)
Memorial Herman Healthcare System	0.130%	6/1/29	3,000,000	3,000,000	(a)(b)
Methodist Hospital	0.050%	12/1/24	300,000	300,000	(a)(b)
Methodist Hospital	0.050%	12/1/27	200,000	200,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System	0.050%	12/1/41	110,000	110,000	(a)(b)
Methodist Hospital System	0.050%	12/1/41	100,000	100,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	365,000	368,432
Houston, TX, GO, Public Improvement, NATL	5.250%	3/1/14	300,000	311,086
Humble, TX, ISD, GO	2.000%	2/15/14	425,000	429,956
Irving, TX, Waterworks & Sewer Revenue, AMBAC	5.000%	8/15/13	135,000	136,245
Lake Travis, TX, ISD, GO, School Building	3.000%	2/15/14	100,000	101,883
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.150%	8/1/38	8,865,000	8,865,000	(a)(b)
Texas State, GO, Mobility Fund, Royal Bank of Canada	0.130%	4/1/30	5,990,000	5,990,000	(a)(b)
University of North Texas, TECP	0.170%	6/11/13	5,262,000	5,262,000
University of Texas, TX, Permanent University Fund Revenue	0.070%	7/1/38	$2,000,000	2,000,000	(a)(b)

Total Texas				30,294,945

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.1%
Davis County, UT, School District, GO, School Building, Utha School Bond Guaranty Program	4.250%	6/1/13	500,000	500,000

Vermont - 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.160%	7/1/37	6,000,000	6,000,000	(a)(b)

Virginia - 2.9%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue	0.130%	6/1/35	100,000	100,000	(a)(b)
Fairfax County, VA, GO	5.000%	6/1/13	150,000	150,000
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.150%	12/1/33	3,665,000	3,665,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	175,000	176,506
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	6,550,000	6,550,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	7,655,000	7,655,000	(a)(b)
Virginia Beach, VA, Development Authority Facility Revenue	5.000%	7/15/13	800,000	804,346
Virginia State Public School Authority Revenue, School Financing	5.000%	8/1/13	150,000	151,108

Total Virginia				19,251,960

Washington - 1.3%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	175,000	175,634	(c)
King County, WA, Rural Library District, GO	2.000%	12/1/13	125,000	125,998
King County, WA, GO	5.000%	6/1/13	200,000	200,000
King County, WA, GO	5.000%	12/1/13	200,000	204,681
King County, WA, GO	5.500%	12/1/13	150,000	153,882	(c)
King County, WA, GO, Limited Tax	4.000%	12/1/13	715,000	728,060
Seattle, WA, GO	5.000%	12/1/13	100,000	102,284
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.120%	5/1/28	5,120,000	5,120,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.130%	7/1/29	1,385,000	1,385,000	(a)(b)
Washington State, GO, Motor Vehicle Fuel Tax	4.000%	8/1/13	185,000	186,099

Total Washington				8,381,638

Wisconsin - 1.3%
Madison, WI, GO, Promissory Notes	4.000%	10/1/13	600,000	607,360
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	1,525,000	1,527,792
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.110%	8/1/40	6,200,000	6,200,000	(a)(b)

Total Wisconsin				8,335,152

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.2%
Sweetwater Country, WY, Pollution Control Revenue, Pacific Corp., LOC-Bank of Nova Scotia	0.130%	12/1/20	$1,200,000	$1,200,000	(a)(b)

TOTAL INVESTMENTS - 100.4% (Cost - $661,111,449#)				661,111,449
Liabilities in Excess of Other Assets - (0.4)%				(2,691,341)

TOTAL NET ASSETS - 100.0%				$658,420,108

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.

(f)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

Summary of Investments by Industry †

Education	23.2%
General Obligation	19.9
Health Care	19.5
Industrial Revenue	10.1
Water & Sewer	6.8
Public Facilities	6.3
Miscellaneous	3.2
Housing: Multi-Family	2.9
Transportation	2.4
Power	2.1
Tax Allocation	0.9
Finance	0.7
Pollution Control	0.7
Housing: Single Family	0.6
Other	0.4
Life Care Systems	0.2
Utilities	0.1

100.0%

† As a percentage of total investments. Please note that Fund holdings are as of May 31, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	44.1%
VMIG 1	30.1
MIG 1	5.9
SP-1	3.7
P-1	3.6
AA/Aa	2.7
AAA/Aaa	1.5
F-1	0.7
NR	7.7

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$661,111,449	—	$661,111,449

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2013